Intangibles and Goodwill	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2020
Intangibles and Goodwill

7. Intangibles and Goodwill

Intangible assets primarily consist of certain management contracts providing economic rights to management and advisory fees, as obtained through the Company’s acquisitions of other businesses.

Intangible assets, net consists of the following:

	As of
	December 31, 2020	March 31, 2020
Management contracts	$41,058	$41,058
Less: Accumulated amortization	(34,732)	(32,228)

Intangible assets, net	$6,326	$8,830

Amortization expense related to intangible assets was $0.8 million and $1.3 million for the three months ended December 31, 2020 and 2019, respectively, and $2.5 million and $4.0 million for the nine months ended December 31, 2020 and 2019, respectively. These amounts are included in general, administrative and other expenses in the condensed consolidated statements of income.

At December 31, 2020, the expected future amortization of finite-lived intangible assets is as follows:

Remainder of FY2021	$835
FY2022	2,481
FY2023	1,768
FY2024	932
FY2025	242
Thereafter	68

Total	$6,326

The carrying value of goodwill was $6.8 million as of December 31, 2020 and March 31, 2020. The Company determined there was no indication of goodwill impairment as of December 31, 2020 and March 31, 2020.

StepStone Group LP
Intangibles and Goodwill
8.	Intangibles and Goodwill

Intangible assets primarily consist of certain management contracts providing economic rights to management and advisory fees, as obtained through the Company’s acquisitions of other businesses. See note 14 for more information on business combinations.

Intangible assets, net consists of the following:

	As of March 31,
	2020	2019
Management contracts	$41,058	$41,058
Less: Accumulated amortization	(32,228)	(27,201)

Intangible assets, net	$8,830	$13,857

Amortization expense related to intangible assets was $5.0 million, $6.5 million and $3.4 million for the years ended March 31, 2020, 2019 and 2018, respectively. These amounts are included in general, administrative and other expenses in the consolidated statements of income.

The expected future amortization of finite-lived intangible assets is as follows:

Fiscal year ending March 31,
2021	$3,339
2022	2,481
2023	1,768
2024	932
2025	242
Thereafter	68

Total	$8,830

The carrying value of goodwill was $6.8 million as of March 31, 2020 and 2019. The Company determined there was no indication of goodwill impairment as of March 31, 2020 and 2019.